Taxes recoverable (Tables)	12 Months Ended
Jun. 30, 2023
Tax Assets [Abstract]
Disclosure of taxes recoverable

	2023	2022

State VAT (“ICMS”) (i)	78,805	63,671
Brazilian federal contributions (ii)	239,815	59,975
Colombian federal contributions	21,284	21,016

Total	339,904	144,662

Current	57,001	93,725
Non-current	282,903	50,937
(i)Refers to the Brazilian value-added tax on sales and services. The Group’s ICMS relates mainly to the purchase of inputs and the Group has the benefit of a reduced ICMS tax rate.
(ii)Includes: a) credits arising from the Brazilian government’s taxes charged for the social integration program (PIS) and the social security program (COFINS), and Brazilian corporate income tax and social contributions. These credits, which are recognized as current assets, will be used by the Group to offset other Federal taxes; b) withholding and overpaid taxes which can be used to settle overdue or future payable federal taxes; c) withholding income tax on cash equivalents which can be used to offset taxes owed at the end of the calendar year, in case of taxable profit, or are carried forward in case of tax loss; and